Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2013
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

5. Acquisitions of Subsidiaries

Acquisition of CRIC

On April 20, 2012, the Group acquired all the outstanding shares of CRIC that it did not already own, and CRIC became a wholly-owned subsidiary of E-House. E-House paid 0.6 of E-House ADSs and $1.75 in cash in exchange for each CRIC share. In total, E-House paid $113,124,632 in cash and issued 38,785,588 ordinary shares for the Merger. The total consideration consists of the following:

Amount
$
Cash	113,124,632
Fair value of E-House ordinary shares issued *	252,106,323
Replacement of CRIC share options **	31,897,646
Total consideration	397,128,601

*            The fair value of E-House ordinary shares is based on the closing price of E-House shares as of April 20, 2012

**  As disclosed in Note 14, E-House issued the E-House replacement share options and restricted shares in connection with the Merger. The total fair value of the replacement awards was $54,787,620, of which $31,897,646 was attributable to pre-Merger services and included as a component of the consideration transferred in the Merger with the remainder allocated to post-Merger services and included in the Company’s compensation cost after the Merger. The amount attributable to the pre-Merger services was determined based on the fair value of the replacement awards on the date of Merger and a ratio of the pre-Merger services to the greater of the total service period or the original service period of the replacement awards.

As E-House retains the controlling interest in CRIC before and after the Merger, the Merger was accounted for as an equity transaction. Therefore, no gain or loss was recognized in consolidated net income or comprehensive income. The carrying amount of the non-controlling interest in CRIC was adjusted to reflect the change in E-House’s ownership interest in CRIC. Any difference between the fair value of the consideration paid and the amount by which the non-controlling interest was adjusted was recognized in equity

The consideration has been allocated as follows:

Amount
$
Non-controlling interest	254,656,627
Accumulated other comprehensive income	(6,989,208)
Additional paid-in capital	149,461,182
Total consideration	397,128,601

Other Acquisitions

In July 2013, the Group acquired Samas Asia Limited (“Samas”) for $6,000,000. Samas owned leasing contracts of four commercial buildings in Shanghai and was developing such buildings for subsequent sub-lease. The Group acquired Samas to develop its real estate asset management business. The goodwill mainly reflected the competitive advantages the Company expected to realize from Samas in the asset management industry, including synergies related to properties management and customer development. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,061,330
Total tangible assets acquired	5,192,503
Liabilities assumed	(3,085,972)
Favorable lease term	1,379,556	17.3 years
Customer relationship	184,987	17.3 years
Outstanding contracts	261,863	6.4 years
Goodwill	1,462,335
Deferred tax liabilities	(456,602)

Total	6,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In March 2011, the Group acquired Firmway Assets Limited (“Firmway”), a company incorporated in the British Virgin Islands, for $12,000,000 from E-House China Real Estate Investment Fund I, L.P. (the “Fund”). Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intended to use as its corporate office. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. (“Beijing Jiahua”), a real estate advertisement agency, for a cash consideration of $9,416,363 and a 16% equity interest of the Group’s subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. (“Beijing Advertisement”), which had a fair value of $3,398,954,. The purpose of the acquisition was to expand the Group’s online advertising business by leveraging Beijing Jiahua’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd (“Beijing Shangtuo”), a real estate advertisement agency, for a cash consideration of $3,139,312 and a 5% equity interest in Beijing Advertisement, which had a fair value of $1,062,173. The purpose of the acquisition was to expand the Group’s online advertising business by leveraging Beijing Shangtuo’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

Pro forma results of operations for these acquisitions as well as the results of operations since the date of acquisition to the period end have not been presented because they are not material to the consolidated results of operations, either individually or in the aggregate.